Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,607,000
Previously Paid Amount	0.00
Total Fee Amount	1,565.59
Total Offset Amount	0.00
Net Fee	1,565.59
Narrative - Max Aggregate Offering Price	$ 10,607,000
Final Prospectus	true